Leases (Details) - Schedule of Components of Lease Costs - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Schedule of Components of Lease Costs [Abstract]
Operating lease cost for fixed payments	¥ 154,461	¥ 131,758
Short - term lease costs	2,674	4,773
Variable lease costs	5,101	14,301
Total lease costs	¥ 162,236	¥ 150,832